Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2021
Acquisitions and Divestitures
Acquisitions and Divestitures

23.Acquisitions and Divestitures

Year ended December 31, 2021

Sale of non-controlling interest in Odyssey Group

On December 15, 2021 Odyssey Group issued shares representing an aggregate 9.99% equity interest to a subsidiary of Canada Pension Plan Investment Board (“CPPIB”) and OMERS, the pension plan for Ontario’s municipal employees, for cash consideration of $900.0 which was subsequently paid by Odyssey Group as a dividend to Fairfax. The company recorded an aggregate equity gain of $429.1, principally comprised of a dilution gain and the fair value of a call option received, which was presented as other net changes in capitalization in the consolidated statement of changes in equity. The company has the option to purchase the interests of CPPIB and OMERS in Odyssey Group at certain dates commencing in January 2025.

Sale of non-controlling interest in Brit

On August 27, 2021 Brit issued shares representing a 13.9% equity interest to OMERS for cash consideration of $375.0 which was subsequently paid by Brit as a dividend to Fairfax. The company recorded an aggregate equity gain of $115.4, principally comprised of a dilution gain and the fair value of a call option received, which was presented as other net changes in capitalization in the consolidated statement of changes in equity. The company has the option to purchase OMERS’ interest in Brit at certain dates commencing in October 2023.

Sale of RiverStone Barbados

On August 23, 2021 the company sold its 60.0% joint venture interest in RiverStone (Barbados) Ltd. (“RiverStone Barbados”) to CVC Capital Partners (“CVC”). OMERS also sold its 40.0% joint venture interest in RiverStone Barbados to CVC as part of the transaction.

The company received consideration of $695.7, principally comprised of cash of $462.0, non-voting shares of CVC’s RiverStone Barbados holding company with a fair value of $200.0 (which will convert into a secured vendor loan note with a principal amount of $200.0 upon completion of certain regulatory undertakings by CVC) and a pension asset on assumption of RiverStone Barbados’ closed pension plan, and recorded a net loss of $2.1 in net gains (losses) on investments in the consolidated statement of earnings, inclusive of foreign currency translation gains that were reclassified from accumulated other comprehensive income (loss) to the consolidated statement of earnings. The company also received a contingent value instrument for potential future proceeds of up to $235.7 with a nominal fair value.

Prior to completion of the transaction, certain subsidiaries of RiverStone Barbados held investments in various Fairfax subsidiaries and certain other companies. Accordingly, CVC and certain affiliates thereof became the indirect owner of those securities upon completion of the transaction. As part of the transaction, on February 8, 2021 the company had entered into Asset Value Loan Notes (“AVLNs”) to guarantee the then approximately $1.3 billion value of the securities to CVC and certain affiliates thereof until such time the securities are purchased by or sold at the direction of Hamblin Watsa, prior to the end of 2022. The company, through Hamblin Watsa, continues to manage and have direction over these securities, including their voting rights. The company recorded the AVLNs as derivative instruments whose fair value is the difference between the guaranteed value of the underlying securities and their fair value, which resulted in a derivative asset of $103.8 on the consolidated balance sheet at December 31, 2021, and a net gain on investments of $103.8 for the year then ended in the consolidated statement of earnings. During 2021 securities with a guaranteed value of $120.8 were sold or purchased by Hamblin Watsa, leaving securities with a guaranteed value of approximately $1.1 billion remaining under the AVLNs at December 31, 2021.

Sale of Toys “R” Us Canada

On August 19, 2021 the company sold the operations of Toys “R” Us Canada for consideration of $90.3 (Cdn$115.7), deconsolidated Toys “R” Us Canada from the Non-insurance companies reporting segment and recorded a net gain of $85.7 in net gains (losses) on investments in the consolidated statement of earnings. The consideration received was comprised principally of a monthly royalty on future revenue of Toys “R” Us Canada.

Privatization of Mosaic Capital

On August 5, 2021 Mosaic Capital completed a privatization arrangement with a third party purchaser pursuant to which the company exchanged its holdings of Mosaic Capital debentures and warrants, and cash of $10.7 (Cdn$13.3), for $130.8 (Cdn$163.3) of newly issued Mosaic Capital 25-year debentures, and invested $4.0 (Cdn$5.0) in the privatized company for a 20.0% equity interest. The company deconsolidated Mosaic Capital from the Non-insurance companies reporting segment, recorded the Mosaic Capital 25-year debentures at FVTPL and commenced applying the equity method of accounting to its interest in the purchaser.

Acquisition of Eurolife FFH Insurance Group Holdings S.A.

On July 14, 2021 the company increased its interest in Eurolife FFH Insurance Group Holdings S.A. (“Eurolife”) to 80.0% from 50.0% by exercising a call option valued at $127.3 to acquire the joint venture interest of OMERS for cash consideration of $142.7 (€120.7). The assets, liabilities and results of operations of Eurolife’s life insurance business were consolidated in the Life insurance and Run-off reporting segment and those of Eurolife’s property and casualty insurance business were consolidated in the Insurance and Reinsurance - Other reporting segment, pursuant to which the company remeasured its 50.0% joint venture interest in Eurolife to its fair value of $450.0 and recorded a net gain of $130.5 in gain on sale and consolidation of insurance subsidiaries in the consolidated statement of earnings, inclusive of foreign currency translation gains that were reclassified from accumulated other comprehensive income (loss) to the consolidated statement of earnings. The remaining 20.0% equity interest in Eurolife continues to be owned by the company’s associate Eurobank. Eurolife is a Greek insurer which distributes its life and property and casualty insurance products and services through Eurobank’s network and other distribution channels.

	Eurolife
Acquisition date	July 14, 2021
Percentage of common shares acquired	80.0%	(1)

Assets:
Insurance contract receivables	11.6
Portfolio investments	3,653.9	(2)
Recoverable from reinsurers	18.6
Deferred income tax assets	32.6
Intangible assets	45.5	(3)
Other assets	616.3	(4)
	4,378.5
Liabilities:
Accounts payable and accrued liabilities	273.2	(5)
Insurance contract payables	529.0
Insurance contract liabilities	2,751.4
Deferred income tax liabilities	100.9
	3,654.5
Purchase consideration	720.0	(6)
Excess of fair value of net assets acquired over purchase consideration	4.0
	4,378.5
(1)	The transaction was recorded as the acquisition of a 100% equity interest in Eurolife with the non-controlling interests represented by a redemption liability (described in footnote 5 below) that was included in the fair value of assets acquired and liabilities assumed.
(2)	Includes subsidiary cash and cash equivalents of $1,433.3.
(3)	Principally an intangible asset of $29.0 related to a distribution agreement with Eurobank.
(4)	Principally investment assets of $532.1 related to unit-linked life insurance contracts.
(5)	Includes a redemption liability of $124.9 on non-controlling interests as the company’s associate Eurobank may put its 20.0% equity interest in Eurolife to the company commencing in 2024 at the then fair value of that interest.
(6)	Comprised of cash consideration of $142.7, a call option exercised with a fair value of $127.3 and the company’s 50.0% joint venture interest with a fair value of $450.0.

Additional investment in Singapore Reinsurance Corporation Limited

On June 17, 2021 the company increased its ownership interest in Singapore Reinsurance Corporation Limited (“Singapore Re”) from 28.2% to 94.0% for $102.9 (SGD 138.0) and subsequently increased its ownership interest to 100%. Singapore Re is a general property and casualty reinsurer that underwrites business primarily in southeast Asia.

Fairfax India’s sale of Privi Speciality Chemicals Limited

On April 29, 2021 Fairfax India sold its 48.8% equity interest in Privi Speciality Chemicals Limited (“Privi”) to certain affiliates of Privi’s founders for $164.8 (12.2 billion Indian rupees), deconsolidated the assets and liabilities of Privi and recorded a net realized gain on investment of $94.9 in the consolidated statement of earnings.

Year ended December 31, 2020

Fairfax Africa transaction with Helios Holdings Limited

On December 8, 2020 Helios Holdings Limited (“Helios”) acquired a 45.9% voting and equity interest in Fairfax Africa in exchange for contributing its entitlement to cash flows from certain fee streams. Upon closing Helios was appointed sole investment advisor to Fairfax Africa and its co-founders were appointed as Co-Chief Executive Officers, resulting in Fairfax no longer being able to exercise control over Fairfax Africa. Fairfax Africa was subsequently renamed Helios Fairfax Partners Corporation (“HFP”) and continues to be listed on the Toronto Stock Exchange.

Prior to closing, in an intercompany transaction on December 7, 2020 the holding company acquired Fairfax Africa’s 42.3% equity interest in Atlas Mara for consideration of $40.0. At closing the company deconsolidated Fairfax Africa from the Non-insurance companies reporting segment, recognized its 32.3% equity interest in HFP as an associate and recorded a loss of $61.5 in net gains on investments in the consolidated statement of earnings, inclusive of foreign currency translation losses. On March 31, 2021 the company invested in HFP debentures and warrants as described in note 6.

Acquisition of Horizon North Logistics

On May 29, 2020 Horizon North Logistics Inc. (“Horizon North”) legally acquired 100% of Dexterra by issuing common shares to the company representing a 49.0% equity interest in Horizon North. The company obtained de facto voting control of Horizon North as its largest equity and voting shareholder and accounted for the transaction as a reverse acquisition of Horizon North by Dexterra. The assets, liabilities and results of operations of Horizon North were consolidated in the Non-insurance companies reporting segment. Horizon North, which was subsequently renamed Dexterra Group Inc. (“Dexterra Group”), is a Canadian publicly listed corporation that provides a range of industrial services and modular construction solutions.

Contribution of European Run-off to a joint venture

On March 31, 2020 the company contributed its wholly owned European Run-off group (“European Run-off”) to RiverStone (Barbados) Ltd. (“RiverStone Barbados”), a newly created joint venture entity, for cash proceeds of $599.5 and a 60.0% equity interest in RiverStone Barbados with a fair value of $605.0. OMERS, the pension plan for municipal employees in the province of Ontario, contemporaneously subscribed for a 40.0% equity interest for cash consideration of $599.5, based on the fair value of European Run- off at December 31, 2019 pursuant to a subscription agreement on December 20, 2019, and entered into a shareholders’ agreement with the company to jointly direct the relevant activities of RiverStone Barbados. At closing on March 31, 2020, the company deconsolidated the assets and liabilities of European Run-off and commenced applying the equity method of accounting to its joint venture interest in RiverStone Barbados. The company recorded a pre- tax gain on deconsolidation of insurance subsidiary of $117.1 in the consolidated statement of earnings, comprised of a gain of $243.4 on the disposal of 40.0% of European Run-off and a gain of $35.6 on remeasurement to fair value at the closing date of the 60.0% of European Run-off retained, partially offset by foreign currency translation losses of $161.9 that were reclassified from accumulated other comprehensive income (loss) to the consolidated statement of earnings. The deconsolidation of European Run-off increased the company’s non-controlling interests by $340.4 at March 31, 2020 as RiverStone Barbados held investments in certain of the company’s subsidiaries. Subsequently on February 8, 2021 the company entered into AVLNs relating to those investments as described above in “Sale of RiverStone Barbados”.